22. Provision for contingencies (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ProvisionForContingenciesLineItems [Line Items]
Judicial deposits	R$ 795	R$ 776	R$ 762
Tax [Member]
ProvisionForContingenciesLineItems [Line Items]
Judicial deposits	242	237
Labor [Member]
ProvisionForContingenciesLineItems [Line Items]
Judicial deposits	474	463
Civil And Other [Member]
ProvisionForContingenciesLineItems [Line Items]
Judicial deposits	R$ 79	R$ 76